Financial and capital risk management - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) R$ / shares EquityInstruments item T	Dec. 31, 2020 USD ($) EquityInstruments T	Dec. 31, 2019 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (197)	$ (34)	$ (324)
Call Option -SPE - Brought
Derivative financial instruments.
Notional | EquityInstruments	137,751,623	137,751,623
Average strike rate per share | item	3.12
Fair value of liabilities	$ 13	$ 18
Value at risk	2
Call Option -SPE - Brought | 2022+.
Derivative financial instruments.
Fair value of liabilities	$ 13
Embedded derivatives - Nickel forwards
Derivative financial instruments.
Notional | T	4,269	1,497
Average strike rate per share | item	19,817
Fair value of liabilities	$ (1)	$ 2
Value at risk	2
Embedded derivatives - Nickel forwards | 2022+.
Derivative financial instruments.
Fair value of liabilities	$ (1)
Embedded derivatives - Copper forwards
Derivative financial instruments.
Notional | T	1,603	1,009
Average strike rate per share | item	9,571
Minimum return guarantee on part of the stake in an associate sold to investment fund - Put options - sold
Derivative financial instruments.
Fair value of liabilities		$ (19)
Fixed price sales protection (ton) - Nickel forwards - Bought
Derivative financial instruments.
Notional | T	342
Average strike rate per share | item	16,284
Fair value of liabilities	$ 1
Financial settlement inflows (outflows)	2
Fixed price sales protection (ton) - Nickel forwards - Bought | 2022+.
Derivative financial instruments.
Fair value of liabilities	$ 1
Hedge program for products acquisition for resale (tons) - Nickel forwards - sold
Derivative financial instruments.
Notional | EquityInstruments	1,206
Average strike rate per share | R$ / shares	20,055
Fair value of liabilities	$ (1)
Financial settlement inflows (outflows)	1
Value at risk	1
Hedge program for products acquisition for resale (tons) - Nickel forwards - sold | 2022+.
Derivative financial instruments.
Fair value of liabilities	$ (1)
Embedded - Call options - sold
Derivative financial instruments.
Notional | EquityInstruments	729,571	746,667
Average strike rate per share | item	233
Fair value of liabilities	$ (1)
Financial settlement inflows (outflows)	3
Value at risk	1
Embedded - Call options - sold | 2022+.
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities		$ (1)
Financial settlement inflows (outflows)	$ (29)